Schedule of Financial Statements to Form 5500 (Details) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 37,793,877	$ 34,243,755
Participants’ contribution receivable	(78,497)	(57,412)
True up participant contribution from prior year	(0)	(0)
Net Assets Available for Benefits per Form 5500	$ 37,715,380	$ 34,186,343